Subsequent Events (Details Narrative) - USD ($)														3 Months Ended		4 Months Ended	12 Months Ended
	Jun. 02, 2022	Aug. 03, 2021	Jul. 14, 2021	Jul. 08, 2021	Jun. 30, 2021	Apr. 27, 2021	Apr. 19, 2021	Apr. 12, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 02, 2021	Feb. 08, 2021	Jun. 30, 2021	Mar. 31, 2021	Apr. 15, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 06, 2021	Jul. 01, 2021
Common stock issued for cash, shares						987,741				5,000	10,465		25,000			83,721
Proceeds from issuance of unsecured promissory note												$ 371,944
Principal amount												$ 371,944
Interest rate												1.00%
Debt Instrument, Term												5 years
Debt instrument, description												The Company may apply for forgiveness after August 17, 2021 and may be required to make monthly payments of approximately $8,500 beginning June 2, 2022.
Common stock issued for service					$ 75,871		$ 25,000		$ 24,697					$ 231,621	$ 96,247		$ 189,000	$ 397,042
Common stock issued for service, shares					10,465		12,500		10,465
Shares Issued, Price Per Share						$ 2.30
Amount of revolving line of credit																	$ 0
Interest rate percentage																	12.48%
Proceeds from Related Party																		$ 1,100,000
Loan and Security Agreement [Member] | Keeler Co and Coastal Pride [Member]
Amount of revolving line of credit									$ 5,000,000	$ 5,000,000					5,000,000
Line of credit facility, revolving credit conversion to term loan, description									revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter.	revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter.
Interest rate description									The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance.	The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance.
Inventory sublimit					$ 2,500,000				$ 2,500,000	$ 2,500,000				$ 2,500,000	2,500,000
Interest rate percentage									3.25%	3.25%
Loan and Security Agreement [Member] | Keeler Co and Coastal Pride [Member] | Prime Rate [Member]
Interest rate percentage									3.75%	3.75%
Loan and Security Agreement [Member] | Lighthouse Financial Corp [Member]
Line of credit facility fee									$ 50,000	$ 50,000
Line of credit facility additional annual fee									25,000	25,000					25,000
Proceeds from Related Party									784,450	784,450
Subsequent Event [Member]
Common stock issued for service		$ 30,000
Common stock issued for service, shares		5,000
Shares Issued, Price Per Share		$ 2.30
Subsequent Event [Member] | Warrant [Member]
Common stock issued for cash, shares			129,750	83,750
Shares Issued, Price Per Share			$ 2.00	$ 2.00
Subsequent Event [Member] | Subscription Arrangement [Member]
Common stock issued for cash, shares			129,750	83,750
Shares Issued, Price Per Share			$ 2.00	$ 2.00
Subsequent Event [Member] | Kenar [Member]
Principal amount																			$ 918,539
Director [Member]
Common stock issued for service								$ 25,000
Common stock issued for service, shares								100,000
Shares Issued, Price Per Share								$ 2.00
Lobo [Member] | Subsequent Event [Member] | Unsecured Promissory Notes [Member]
Principal amount																				$ 100,000
Interest rate																				10.00%
John Keeler Executive Chairman Chief Executive Officer [Member]
Amount of revolving line of credit									$ 1,000,000	$ 1,000,000					$ 1,000,000
Sixteen Accredited [Member] | Subsequent Event [Member] | Private Offering [Member]
Gross proceeds				$ 167,500
Four Accredited [Member] | Subsequent Event [Member] | Private Offering [Member]
Gross proceeds			$ 259,500
Forecast [Member]
Debt instrument, monthly payments	$ 8,500